Note 18 - Current tax assets and liabilities - Summary of Current Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Note 18 - Current tax assets and liabilities
Income tax assets	$ 114,898	$ 135,621
V.A.T. credits	248,882	195,745
Other prepaid taxes	860	1,255
Current tax assets, current	$ 364,640	$ 332,621